Segment Reporting	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 12 — SEGMENT REPORTING

The Company operates in a single operating segment and has one reportable segment, which includes all activities related to activities consist of virtual technology service, digital asset development and others and sales of digital asset.   The determination of a single segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The CODM uses consolidated net income for purpose of assessing performance, making operating decisions and allocating resources. The measurement of segment assets is reported on the balance sheet as total consolidated assets.

The table below provides information about the Company’s segment

	For the Six months Ended March 31,
	2026	2025
Revenue
-Virtual technology service	$27,102,442	$15,036,110
-Digital asset development and others	7,932,537	11,692,944
-Sales of digital asset	4,897,350	—

Cost of revenue	31,423,088	14,926,118

Operating expenses:
General and administrative	5,597,888	4,229,947
Selling & Distribution expense	735,970	78,369
Research and development expenses	14,444,400	5,808,899
Impairment loss of intangible assets	38,438,830	—
Total operating expenses	59,217,088	10,117,215

Income before income taxes	(50,590,568)	5,323,820
Income tax expense	69,168	284,284
Net (loss) income	$(50,659,736)	$5,039,536